Assets pledged and collateral	6 Months Ended
Jun. 30, 2017
Assets pledged and collateral
29 Assets pledged and collateral
The Group pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are disclosed on the consolidated balance sheet.
Assets pledged
end of	2Q17	4Q16
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	112,294	122,805
of which encumbered	71,309	83,473
Collateral
The Group receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A substantial portion of the collateral and securities received by the Group was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2Q17	4Q16
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	398,459	402,690
of which sold or repledged	159,781	167,487

Bank
Assets pledged and collateral
28 Assets pledged and collateral
> Refer to “Note 29 – Assets pledged and collateral” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q17 and to ”Note 35 – Assets pledged and collateral” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2016 for further information.
Assets pledged
end of	6M17	2016
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	112,294	122,811
of which encumbered	71,309	83,478
Collateral
end of	6M17	2016
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	398,459	402,702
of which sold or repledged	159,781	167,499